Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at bank	€ 119,606	€ 26,028	€ 192,895
Cash equivalents	7,967	114,839	3,133
Total	€ 127,573	€ 140,867	€ 196,028	€ 111,538